Key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Key management personnel
Stock-based compensation	$ 2,268,725	$ 3,185,403
Salaries and bonuses	1,956,036	2,386,759
Consulting	320,067
Total	$ 4,544,828	$ 5,572,162